DESCRIPTION OF PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Participant's Employer Contribution Vesting	The participant’s employer contributions are vested in accordance with the following schedule:

Years of Credited Service	Applicable Non-Forfeitable Percentage
Less than 2	0%
2 or more	100%